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                                         _______________________________________
                                        |                  Prospectus Supplement
                                        |_______________________________________

CIGNA FUNDS GROUP
________________________________________________________________________________
SUPPLEMENT DATED FEBRUARY 28, 2002 TO  | The Prospectus is hereby amended and
PROSPECTUS DATED MAY 1, 2001 OF:       | supplemented to reflect changes in the
                                       | management of the Large Cap Growth/
                                       | Morgan Stanley Fund and the TimesSquare
                                       | Core Plus Bond Fund.
_______________________________________|
LARGE CAP GROWTH/                      |
MORGAN STANLEY FUND                    |
_______________________________________| Accordingly, the section of the
                                       | Prospectus titled "PORTFOLIO MANAGERS"
                                       | for these two funds is replaced by the
_______________________________________| following:
TIMESSQUARE CORE PLUS BOND FUND        |
_______________________________________|
                                       | LARGE CAP GROWTH/MORGAN STANLEY FUND
                                       | Morgan Stanley Investment Management's
                                       | Select Growth Team manages the Fund's
                                       | assets.  Current members of the team
                                       | include William Auslander, Managing
                                       | Director, Peter Dannenbaum, Executive
                                       | Director and Jeffrey Alvino, Executive
                                       | Director.
                                       |
                                       | TIMESSQUARE CORE PLUS BOND FUND
                                       | TimesSquare's Fixed Income Team manages
                                       | the Fund's assets.
________________________________________________________________________________

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.